U.S. SECURITIES AND EXCHANGE
                     COMMISSION Washington, D.C.
                     20549
                           FORM 24F-2
                Annual Notice of Securities
                     Sold Pursuant to Rule 24f-
                     2

1.     Name and address of issuer:
      Putnam Tax Exempt Money Market Fund
       One Post Office Square
       Boston, Massachusetts  02109

2. Name of each series or class of funds for which this notice is filed:

       Class A shares.

3.     Investment Company Act File Number:  811-5215
        Securities Act File Number:          33-15238

4. Last day of fiscal year for which this notice is filed:
       September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                             [   ]
6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which have been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
       None

8.     Number and amount of securities registered during the
       fiscal year other than pursuant to Rule 24f-2:
       52,216,411 shares;    $52,216,411*

9.     Number and aggregate sale price of securities sold during
       the fiscal year:
       785,297,019 shares;  $785,297,019
*based on offering price of $1.00
       10.    Number and aggregate sale price of securities sold
during
      the fiscal year in reliance upon registration pursuant to
       Rule 24f-2:
       733,080,608 shares;  $733,080,608

11.    Number and aggregate sale price of securities issued
      during the fiscal year in connection with dividend
       reinvestment plans, if applicable (see Instruction B.7):
       2,296,709 shares;  $2,296,709

12.    Calculation of registration fee:

(i)    Aggregate sale price of securities sold
during the fiscal year in reliance on Rule 24f-2
$733,080,608 (from Item 10):

(ii)   Aggregate price of shares issued in
$2,296,709
connection with dividend reinvestment plans
(from Item 11, if applicable):
(iii)Aggregate price of shares redeemed or
$759,845,943
repurchased during the fiscal year (if
applicable):

(iv)   Aggregate price of shares redeemed or
NONE
repurchased and previously applied as a
reduction to filing fees pursuant to Rule 24e-2
(if applicable):

(v)    Net aggregate price of securites sold and
$0
issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):

(vi)   Multiplier prescribed by Section 6(b) of      1/33rd of
1%
the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

(vii)  Fee due [line (i) or line (v) multiplied
NONE by line (vi)]:

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
       (17 CFR 202.3a).
                                             [  ]
                          SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)      /s/ John D. Hughes
                              _________________________________
                              __ John D. Hughes
                              Senior Vice President and
Treasurer

Date:  November 27, 1996